UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2018 to March 31, 2018.

Commission File Number of issuing entity: 333-209738-01

Central Index Key Number of issuing entity: 0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-209738

Central Index Key Number of depositor: 0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the

person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3271 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

	Registered reporting pursuant to (check one)			Name of Exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2017-1 Class A	☐	☐	☒
Series 2017-2 Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibits 99.1 and 99.2 with respect to the Series 2017-1 Notes and Series 2017-2 Notes, respectively.

			Account Delinquency Experience Trust Portfolio

	Ended March 31st, 2018		Ended February 28th , 2018		Ended January 31st , 2018		Ended December 31st , 2018
	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding
Total Active Accounts *	777,040	100.00%	782,062	100.00%	795,018	100.00%	816,463	100.00%

Accounts Delinquent
30 to 59 days	2,173	0.28%	2,239	0.29%	2,129	0.27%	2,306	0.28%
60 to 89 days	1,455	0.19%	1,424	0.18%	1,497	0.19%	1,553	0.19%
90 to 119 days	1,134	0.15%	1,233	0.16%	1,219	0.15%	1,293	0.16%
120 to 149 days	1,003	0.13%	993	0.13%	1,067	0.13%	1,115	0.14%
150 to More Days	881	0.11%	984	0.13%	1,003	0.13%	974	0.12%

Total	6,646	0.86%	6,873	0.88%	6,915	0.87%	7,241	0.89%

*	Active Accounts represent those accounts with a non zero balance

		Net Charge-Off Experience Trust Portfolio

	Ended March 31st, 2018	Ended February 28th, 2018	Ended January 31st, 2018	Ended December 31st, 2017
Average Receivables Outstanding	$2,642,857,619	$2,688,788,487	$2,747,480,220	$2,769,652,487
Total Gross Charge-Offs	$8,463,422	$8,696,301	$9,625,720	$8,498,008
Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.84%	3.88%	4.20%	3.68%
Recoveries	$1,495,929	$1,572,076	$1,530,615	$1,516,658

Net Charge-Offs	$6,967,492	$7,124,224	$8,095,105	$6,981,349

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.16%	3.18%	3.54%	3.02%
Accounts Experiencing a Loss	2,272	2,226	2,551	2,209
Accounts Experiencing a Recovery	4,119	3,789	3,990	3,912
Average Net Loss of Accounts with a Loss	$3,067	$3,200	$3,173	$3,160

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 1, 2018 to March 31, 2018.

The depositor filed its most recent Form ABS-15G on January 17, 2018. The CIK number of the depositor is 0001171040.

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller’s Interest FNBO MASTER TRUST

Ended March 31st, 20I8
Aggregate principal receivables	$2,619,122,737
Outstanding principal balance of all Series of Notes Outstanding	$(769,232,000)
Aggregate amount on deposit in the Excess Funding Account	$—

Seller’s interest	$1,849,890,737

Aggregate unpaid principal balance of all Series of Notes
Outstanding not held by FNBO	$600,000,000
Aggregate amount on deposit in the Principal Accumulation accounts for all Series of Notes not held by FNBO	$—

Adjusted Outstanding Investor ABS Interests	$600,000,000

Seller’s Interest as a percentage of the Adjusted
Outstanding Investor ABS Interests	308.32%
Minimum Seller’s Interest as a % of Adjusted Outstanding investor
ABS Interests as required by regulation RR	5%

Item 9.	Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2017-1 Noteholders

99.2	Monthly Report to Series 2017-2 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 10, 2018
	By:	First National Funding Corporation, Managing Member

	By	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President